Share Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of the changes in the RSUs
	Number of RSUs	Weighted average grant date fair value
Awarded and unvested as of July 1, 2021	—	$—
Granted	1,709,310	$1.67
Cancelled/forfeited	(54,200)	$1.67
Vested*	(1,655,110)	$1.67
Awarded and unvested as of June 30, 2022	—	$—
Expected to vest as of June 30, 2022	—	$—

*        As of June 30, 2022, the Company has not issued ordinary shares of 1,709,310 for the vested RSUs, and the lapse was due to reasons of administrative convenience established by the Company from time to time. The Company expects to issue these ordinary shares in December 2022. The recipient does not have voting right before the shares were issued.

Schedule of share option activities
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (Years)	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Options outstanding on July 1, 2022	6,549,067	0.46	4.35	0.32	31,620,241
Granted	522,000	2.87	4.75	0.75	—
Cancelled/forfeited	(72,525)	1.28	—	0.92	—
Expired	—	—	—	—
Options outstanding on December 31, 2022	6,998,542	0.61	3.95	1.31	61,144,894
Options vested and exercisable on December 31, 2022*	3,937,556	0.05	3.54	1.58	36,722,708

*        As of December 31, 2022, the Company has not issued ordinary shares for certain vested and exercised options, and the lapse was due to reasons of administrative convenience established by the Company from time to time. The recipient does not have voting right before the shares were issued.

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life Years	Weighted Average Grant Date Fair value	Aggregate Intrinsic Value
Options outstanding on July 1, 2021	—	—	—	—	—
Granted	6,816,417	$0.48	4.35	$0.32	—
Forfeited	(267,350)	$0.87	—	—	—
Expired	—	—	—	—	—
Exercised	—	—	—	—	—
Options outstanding on June 30, 2022	6,549,067	$0.46	4.35	$0.32	31,620,241
Options vested and exercisable on June 30, 2022	3,749,591	$0.03	3.95	$0.42	19,714,484

Schedule of key assumptions used to determine the fair value of the options at the grant date
	For the six months ended December 31,
	2022	2021
Expected volatility	53.3%	50.0% ~ 53.3%
Risk-free interest rate	2.6%	2.5% ~ 2.8%
Expected dividend yield	0.0%	0.0%
Exercise multiple	2.2~2.8	2.2 ~ 2.8

Expected volatility	50.0%~53.3%
Risk-free interest rate	2.5%~2.8%
Expected dividend yield	0.0%
Exercise multiple	2.2~2.8